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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza 2nd Floor
                 -------------------------------

                 -------------------------------
                 Boston MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert J. Johnson              Boston MA          2/11/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          52
                                        --------------------

Form 13F Information Table Value Total:        236,787
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2           COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7    COLUMN 8
NAME OF ISSUER                     TITLE OF CLASS      CUSIP       VALUE   SHS OR SH / PUT / INVESTMENT  OTHER   VOTING AUTHORITY
                                                                (X$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS SOLE   SHARED NONE
AEROPOSTALE                                   COM  007865108       3,631  137,000  SH             SOLE           137,000    0    0
AIRMEDIA GROUP INC                         SP ADR  009411109         224   10,000  SH             SOLE            10,000    0    0
ALEXION PHARMACEUTICALS INC                   COM  015351109      13,654  181,977  SH             SOLE           181,977    0    0
APPLE INC                                     COM  037833100      17,094   86,300  SH             SOLE            86,300    0    0
BIOMARIN PHARMACEUTICAL INC                   COM  09061G101       5,664  160,000  SH             SOLE           160,000    0    0
BIOSANTE PHARMACEUTICALS INC                 WRNT  09065V203         120   30,000  SH             SOLE            30,000    0    0
CARDIOME PHARMA CORP                          COM  14159U202         540   85,000  SH  CALL       SOLE            85,000    0    0
CBEYOND INC                                   COM  149847105          58    1,500  SH             SOLE             1,500    0    0
CEPHEID                                       COM  15670R107      19,602  743,917  SH             SOLE           743,917    0    0
CHINA DIGITAL TV HLDG CO LTD               SP ADR  16938G107         809   30,000  SH             SOLE            30,000    0    0
CHINA NEPSTAR CHAIN DRUGSTOR               SP ADR  16943C109         352   20,000  SH             SOLE            20,000    0    0
COACHMEN INDS INC                             COM  189873102          12    2,100  SH             SOLE             2,100    0    0
CONSTANT CONTACT INC                          COM  210313102         323   15,000  SH             SOLE            15,000    0    0
CURIS INC                                     COM  231269101         590  602,073  SH             SOLE           602,073    0    0
DECKERS OUTDOOR CORP                          COM  243537107       3,411   22,000  SH             SOLE            22,000    0    0
E HOUSE CHINA HLDGS LTD                       ADR  26852W103          71    3,000  SH             SOLE             3,000    0    0
EXPRESS SCRIPTS INC                           COM  302182100      11,607  159,000  SH             SOLE           159,000    0    0
FIRST SOLAR INC                               COM  336433107       7,747   29,000  SH             SOLE            29,000    0    0
FUEL TECH INC                                 COM  359523107          23    1,000  SH             SOLE             1,000    0    0
GENOPTIX INC                                  COM  37243V100         614   20,000  SH             SOLE            20,000    0    0
GIANT INTERACTIVE GROUP INC                   ADR  374511103       1,298  100,000  SH             SOLE           100,000    0    0
GILEAD SCIENCES INC                           COM  375558103      11,503  250,000  SH             SOLE           250,000    0    0
HUMAN GENOME SCIENCES INC                     COM  444903108       7,308  700,000  SH             SOLE           700,000    0    0
INVERNESS MED INNOVATIONS IN                  COM  46126P106       9,832  175,000  SH             SOLE           175,000    0    0
J CREW GROUP INC                              COM  46612H402       7,183  149,000  SH             SOLE           149,000    0    0
JUNIPER NETWORKS INC                          COM  48203R104      18,227  549,000  SH             SOLE           549,000    0    0
LONGTOP FINL TECHNOLOGIES LTD                 ADR  54318P108         474   20,000  SH             SOLE            20,000    0    0
MEMC ELECTR MATLS INC                         COM  552715104      10,707  121,000  SH             SOLE           121,000    0    0
MAXCOM TELECOMUNICACIONES SA                  ADR  57773A508          64    5,025  SH             SOLE             5,025    0    0
MCAFEE INC                                    COM  579064106       7,470  199,200  SH             SOLE           199,200    0    0
MEDCO HEALTH SOLUTIONS INC                    COM  58405U102      13,790  136,000  SH             SOLE           136,000    0    0
MERRILL LYNCH & CO INC                        COM  590188108          64    1,200  SH             SOLE             1,200    0    0
METHODE ELECTRS INC                           COM  591520200          16    1,000  SH             SOLE             1,000    0    0
NETLOGIC MICROSYSTEMS INC                     COM  64118B100          71    2,200  SH             SOLE             2,200    0    0
OMRIX BIOPHARMACEUTICALS INC                  COM  681989109       4,412  126,994  SH             SOLE           126,994    0    0
PROSHARES TR                        ULTRA S&P 500  74347R107         455    5,500  SH             SOLE             5,500    0    0
PROSHARES TR                        ULTRASHRT O&G  74347R586         198    5,500  SH             SOLE             5,500    0    0
ST JOE CO                                     COM  790148100          60    1,700  SH             SOLE             1,700    0    0

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
SCHLUMBERGER LTD                              COM  806857108          69      700  SH             SOLE               700    0    0
SELECT SECTOR SPDR TR                SBI INT-FINL  81369Y605         188    6,500  SH             SOLE             6,500    0    0
SHAW GROUP INC                                COM  820280105          73    1,200  SH             SOLE             1,200    0    0
SIGMA DESIGNS INC                             COM  826565103      20,355  368,749  SH             SOLE           368,749    0    0
SILICON LABORATORIES INC                      COM  826919102      16,844  450,000  SH             SOLE           450,000    0    0
STANLEY INC                                   COM  854532108          74    2,300  SH             SOLE             2,300    0    0
SUNPOWER CORP                                CL A  867652109       7,302   56,000  SH             SOLE            56,000    0    0
TERRA NITROGEN CO L P                         COM  881005201          15      100  SH             SOLE               100    0    0
3PAR INC                                      COM  88580F109         129   10,000  SH             SOLE            10,000    0    0
UNDER ARMOUR INC                             CL A  904311107          26      600  SH             SOLE               600    0    0
UNITED STATES STL CORP                        COM  912909108          73      600  SH             SOLE               600    0    0
UNITED THERAPEUTICS CORP DEL                  COM  91307C102       7,421   76,000  SH             SOLE            76,000    0    0
VIRTUAL RADIOLOGIC  CORPORATION               COM  92826B104         406   20,000  SH             SOLE            20,000    0    0
VMWARE INC                                   CL A  928563402       4,534   80,000  SH   PUT       SOLE            80,000    0    0